UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2007 to July 31, 2007

Commission File Number of issuing entity: 333-131327, 333-67076-02

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 033-50600-01

FIRST USA CREDIT CARD MASTER TRUST

(Issuing Entity of the First USA Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 000-28338-03

CHASE CREDIT CARD MASTER TRUST

(Issuing Entity of the Chase Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 033-35084, 333-74303, 333-68236, 333-83484,

333-103210, 000-19191

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entities)

N.A.

(I.R.S. Employer Identification No. of the issuing entities)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST
c/o Chase Bank USA, National Association White Clay Center Building 200 Route 273 Newark, Delaware	19711
(Address of principal executive offices of the issuing entities)	(Zip Code)

(302) 575-5000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
CHASEseries Class A Notes	☐	☐	☒	_______________

CHASEseries Class B Notes	☐	☐	☒	_______________

CHASEseries Class C Notes	☐	☐	☒	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate
99.2	Asset Pool One Monthly Servicer’s Certificate
99.3	CHASEseries Monthly Noteholders’ Statement
99.4	First USA Credit Card Master Trust Monthly Certificateholders’ Statement
99.5	Chase Credit Card Master Trust Monthly Certificateholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST (Issuing entities)

Date: August 15, 2007 By:	CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President